SHARE-BASED COMPENSATION (Details 3) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRangeOfAssumptionsUsedInDeterminingFairValueOfOptionsGrantedLineItems [Line Items]
Expected dividend yield	0.00%	0.00%
Fair value per share under options granted	CAD$0.22 - CAD$0.23	CAD$0.21 - CAD$0.29
Minimum
DisclosureOfRangeOfAssumptionsUsedInDeterminingFairValueOfOptionsGrantedLineItems [Line Items]
Risk-free interest rate	2.02%	0.11%
Expected stock price volatility	43.17%	47.02%
Expected life	3.4	3.4
Estimated forfeiture rate	2.86%	2.94%
Maximum
DisclosureOfRangeOfAssumptionsUsedInDeterminingFairValueOfOptionsGrantedLineItems [Line Items]
Risk-free interest rate	2.12%	1.44%
Expected stock price volatility	48.39%	47.77%
Expected life	3.5	3.5
Estimated forfeiture rate	3.01%	4.14%